Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Inputs used in measurement of the fair values at grant date for the equity-settled share option programs
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	1.853	1.853	1.853
Share price at grant date	10.050	10.050	10.050
Exercise price	10.0475	10.0475	10.0475
Expected volatility (weighted average)	39.63%	39.63%	39.63%
Expected life (days) (weighted average)	365	730	1,095
Expected dividends	8%	8%	8%
Risk-free interest rate	0.66%	0.66%	0.66%
The inputs used in measurement of the fair value at grant date for the TBIP was as follows:

	TBIP
	Tranche 1	Tranche 2	Tranche 3	Tranche 4
Risk-free interest rate	1.69%	1.69%	1.69%	1.69%
Annual volatility	33.43%	33.43%	33.43%	33.43%
Expected vesting period (years)	3.05	3.38	3.69	3.98

Disclosure of number and weighted average exercise prices of share options
The number and weighted-average exercise prices of options under the 2015 LTIP are as follows:

(figures in EUR)	Number of options 2020	Weighted average exercise price 2020	Number of options 2019	Weighted average exercise price 2019
Outstanding at January 1	236,590	7.732	236,590	7,732.000
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—
Granted during the year	—	—	—	—
Outstanding at December 31	236,590	7.732	236,590	7.732
Vested at December 31	236,590	—	236,590	—